Other liabilities and provisions (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Other liabilities and provisions
Liabilities from VAT	€ 62	€ 24
Employee bonus	137	413
Accruals for vacation and overtime	440	210
Accruals for licenses	55	69
Liabilities from payroll	348	298
Accruals for commissions	42	47
Accruals for compensation of Supervisory board	130	180
Accrual for warranty	178	240
Others	294	387
Total	€ 1,686	€ 1,868